Operating segments (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]

	09/30/2023
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop & Commerce Plus	Total of reportable segments		Others	Eliminations	Consolidated
Interest income	3,257,024	14,857	—	25,217	3,297,098		2,512	(28,643)	3,270,967
Interest expenses	(2,131,885)	(28,381)	—	—	(2,160,266)		(9,928)	34,819	(2,135,375)
Net interest income	1,125,139	(13,524)	—	25,217	1,136,832		(7,416)	6,176	1,135,592

Revenues from services and commissions	643,107	66,496	87,090	125,969	922,662		5,995	—	928,657
Expenses from services and commissions	(99,496)	(155)	—	(2)	(99,653)		(19)	—	(99,672)
Net result from services and commissions	543,611	66,341	87,090	125,967	823,009		5,976	—	828,986

Income from securities	1,148,315	33,045	1,513	23,849	1,206,722		1,809	(6,176)	1,202,355
Net gains / (losses) from derivatives	(5,753)	—	—	—	(5,753)		—	—	(5,753)
Other revenues	326,484	12,694	37,349	21,986	398,513		347,736	(467,784)	278,465
Net revenues	3,137,796	98,556	125,952	197,019	3,559,323		348,105	(467,784)	3,439,645

Impairment losses on financial assets	(1,151,127)	—	—	(6,013)	(1,157,140)		—	—	(1,157,140)
Other administrative expenses	(1,133,308)	(59,443)	(45,206)	(69,832)	(1,307,789)		(23,977)	—	(1,331,766)
Personnel expenses	(469,772)	(49,314)	(13,238)	(26,700)	(559,024)		(10,298)	—	(569,322)
Depreciation and amortization	(108,752)	(3,012)	(626)	(6,732)	(119,122)		(146)	—	(119,268)
Income before taxes and interests in associates	274,837	(13,213)	66,882	87,742	416,248		313,684	(467,784)	262,149

Income from equity interests in associates	(30,597)	—	—	—	(30,597)		—	—	(30,597)
Profit (loss) before income tax	244,240	(13,213)	66,882	87,742	385,651	—	313,684	(467,784)	231,552

Current income tax and social contribution	(150,099)	—	(25,490)	(38,356)	(213,945)		(2,017)	—	(215,962)
Deferred income tax and social contribution	164,845	7,194	2,767	2,154	176,960		—	—	176,960
	14,747	7,194	(22,723)	(36,201)	(36,985)		(2,017)	—	(39,002)

Profit / (loss) for the period	258,986	(6,019)	44,159	51,540	(67,582)		311,667	—	192,550

Total assets	54,572,478	639,017	193,302	439,042	55,843,839		15,113,736	(15,878,735)	55,078,840
Total liabilities	47,664,585	401,384	93,542	194,260	48,353,771		322,785	(965,942)	47,710,614

	09/30/2022
	Banking & Spending	Investments	Insurance Brokerage	Inter Shop & Commerce Plus	Total of reportable segments	Others	Eliminations	Consolidated
Interest income	1,940,819	3,101	25	4	1,943,949	—	(12,134)	1,931,815
Interest expenses	(1,327,920)	(12,181)	(67)	—	(1,340,168)	(53,460)	12,138	(1,381,490)
Net interest income	612,899	(9,080)	(42)	4	603,781	(53,460)	4	550,325

Revenues from services and commissions	342,265	70,945	56,424	218,661	688,295	5,301	(1,572)	693,596
Expenses from services and commissions	(95,871)	—	—	(4)	(95,875)	1,572	1,572	(94,303)
Net result from services and commissions	246,394	70,945	56,424	218,657	592,420	6,873	—	599,293

Income from securities and derivatives	1,167,481	18,103	977	10,108	1,196,669	1,170	(101,998)	1,095,841
Net gains / (losses) from derivatives	13,920	—	—	—	—	—	—	13,920
Other revenues	379,648	21,670	38,394	43,106	482,818	(85,624)	(95,728)	301,466
Net revenues	2,420,342	101,638	95,753	271,875	2,875,688	(131,041)	(197,722)	2,560,845

Impairment losses on financial assets	(819,378)	855	—	—	(818,523)	—	—	(818,523)
Other administrative expenses	(1,175,736)	(36,148)	(16,677)	(52,145)	(1,280,706)	(4,501)	546	(1,285,207)
Personnel expenses	(458,927)	(11,766)	(5,542)	(13,678)	(489,913)	(3,905)	—	(493,818)
Tax expenses	(130,450)	(7,081)	(10,018)	(31,722)	(179,271)	(566)	—	(179,837)
Depreciation and amortization	(101,857)	(2,041)	(447)	(3,176)	(107,521)	(88)	—	(107,609)
Income before taxes and interests in associates	(135,556)	52,538	73,087	202,876	179,025	(139,535)	(197,176)	(144,312)

Income from equity interests in associates	(13,954)	—	—	—	(13,954)	—		(13,954)
Profit (loss) before income tax	(149,510)	52,538	73,087	202,876	165,071	(139,535)	(197,176)	(158,266)

Current income tax and social contribution	(5,709)	(17,326)	(24,853)	(47,434)	(95,322)	(1,106)	—	(96,428)
Deferred income tax and social contribution	196,800	210	238	—	197,248	14,554	—	211,802
Income tax	191,091	(17,116)	(24,615)	(47,434)	101,926	13,448	—	115,374

Profit / (loss) for the period	61,244	52,748	73,325	202,876	390,193	(124,981)	(197,176)	(42,892)

Total assets	46,473,673	464,654	148,411	490,752	47,577,490	23,212,728	(24,447,118)	46,343,100
Total liabilities	39,353,463	380,246	93,001	183,568	40,010,278	(126,401)	(629,881)	39,253,996